Borrowings (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Ship Mortgage Notes [Abstract]
Ship Mortgage Notes Issuance Date	Oct. 01, 2010
Ship Mortgage Notes Face Amount	$ 400,000
Ship Mortgage Notes Interest Rate	8.625%
Ship Mortgage Notes Due Date	Nov. 01, 2017
Ship Mortgage Notes Redemption Scheme	1) before November 1, 2013 at a redemption price equal to 100% of the principal amount plus a make whole price which is based on a formula calculated using a discount rate of treasury bonds plus 50 bps and (2) on or after November 1, 2013, at a fixed price of 104.313%, which price declines ratably until it reaches par. In addition, any time before November 1, 2013, Navios Acquisition may redeem up to 35% of the aggregate principal amount of the Existing Notes with the net proceeds of an equity offering at 108.625% of the principal amount of the Existing Notes, plus accrued and unpaid interest, if any, so long as at least 65% of the originally issued aggregate principal amount of the Existing Notes remains outstanding after such redemption.
Ship Mortgage Notes Repurchase Scheme	some or all of the Existing Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date
Ship Mortgage Notes Registration Statement Effective Date	Jan. 31, 2011
Ship Mortgage Notes Exchange Offer Start Date	Feb. 02, 2011
Ship Mortgage Notes Exchange Offer End Date	Mar. 02, 2011
Ship Mortgage Notes Percentage Exchanged	100.00%
Additional Notes Issuance Date	May 26, 2011
Additional Notes Face Amount	105,000
Additional Notes Interest Rate	8.625%
Additional Notes Due Date	Nov. 01, 2017
Additional Notes Sold At	102.25% plus accrued interest from May 1, 2011
Additional Notes Registration Statement Filing Date	Jul. 28, 2011
Additional Notes Registration Statement Effective Date	Aug. 22, 2011
Additional Notes Exchange Offer Start Date	Aug. 24, 2011
Additional Notes Exchange Offer End Date	Sep. 23, 2011
Percentage Additional Notes Exchanged	100.00%
Amortization of the bond premium	435	334
Debt Instrument [Line Items]
Second Amendment Date Loan With Related Party	Oct. 21, 2010
Amendment Date Loan With Related Party	Nov. 08, 2011
Maturity Date Loan With Related Party	Dec. 31, 2014
Borrowings General [Abstract]
Long Term Debt Amount Available To Be Drawn	89,467
Weighted Average Interest Rate	3.25%	3.16%
Weighted Average Debt	486,247	327,174
Credit Facilities Financial Covenants	(i) minimum liquidity higher of $40,000 or $1,000 per vessel, including vessels under construction; (ii) net worth ranging from $50,000 to $75,000 up to January 2013, up to $135,000 thereafter; and (iii) total liabilities divided by total assets, adjusted for market values to be lower than 75%, as of January 1, 2013 and thereafter
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank [Member]
Debt Instrument [Line Items]
Debt Instrument Face Amount	150,000
Debt Instrument Issuance Date	Apr. 07, 2010
Number Of Tranches	6
Amount Per Tranche	25,000
Vessels Partially Financed	two chemicals and four product tankers
Repayment Start Date	six months after delivery of respective vessel
Repayment Terms	12 equal semi-annual installments of $750 each with a final balloon payment of $16,750 to be repaid on the last repayment date
Interest rate	LIBOR plus 250 bps
Outstanding Amount	137,383
Amount Remaining to be drawn	7,367
BNP Paribas S.A. and DVB Bank SE [Member]
Debt Instrument [Line Items]
Debt Instrument Face Amount	75,000
Debt Instrument Issuance Date	Apr. 08, 2010
Number Of Tranches	3
Amount Per Tranche	25,000
Vessels Partially Financed	three product tankers
Repayment Start Date	six months after delivery of respective vessel
Repayment Terms	repayable in 12 equal semi-annual installments of $750 each with a final balloon payment of $16,750 to be repaid on the last repayment date
Interest rate	LIBOR plus 250 bps
Outstanding Amount	58,361
Amount Remaining to be drawn	16,639
DVB Bank S.E. and ABN AMRO Bank N.V. [Member]
Debt Instrument [Line Items]
Debt Instrument Face Amount	52,000
Debt Instrument Issuance Date	May 28, 2010
Number Of Tranches	2
Amount Per Tranche	26,000
Vessels Partially Financed	two product tankers
Repayment Start Date	three months after the delivery date of respective vessel
Repayment Terms	24 equal quarterly installments of $448 each with a final balloon payment of $15,241 to be repaid on the last repayment date
Interest rate	LIBOR plus 275 bps
DVB Bank S.E. and ABN AMRO Bank N.V. first repayment date	Dec. 29, 2011
Dvb Abn First Prepayment Amount	2,500
DVB BANK S.E. and ABN AMRO N.V. Bank Prepayment Scheme After First Prepayment	in five quarterly installments of $198 each, 13 equal quarterly installments of $448 each, with a final balloon payment of $15,241 to be repaid on the last repayment date
DVB Bank S.E. and ABN AMRO Bank N.V. Second Prepayment Date	Dec. 31, 2012
DVB S.E. and ABN AMRO Bank N.V. Second Prepayment Amount	500
DVB BANK S.E. and ABN AMRO N.V. Repayment Scheme After Second Prepayment	in two quarterly installments of $198 each, 13 equal quarterly installments of $448 each, with a final balloon payment of $15,241 to be repaid on the last repayment date
Outstanding Amount	42,034
Cyprus Popular Bank Public Co Ltd [Member]
Debt Instrument [Line Items]
Debt Instrument Face Amount	80,000
Debt Instrument Issuance Date	Sep. 07, 2010
Vessels Partially Financed	two product tankers
Interest rate	LIBOR plus 275 bps
Outstanding Amount	32,400
Amendment Date	Sep. 07, 2012
Reduced Facility Amount	32,400
CPB Amendment Date	Dec. 31, 2012
Eurobank Ergasias S.A. $52.2 million [Member]
Debt Instrument [Line Items]
Debt Instrument Face Amount	52,200
Debt Instrument Issuance Date	Oct. 26, 2010
Debt Instrument Face Amount Drawn	51,600
Number Of Tranches	2
Amount Per Tranche	26,100
Amount Per Tranche B	25,500
Vessels Partially Financed	two LR1 product tankers
Repayment Start Date	three months after delivery of respective vessel
Repayment Terms	32 quarterly installments of $345 and $337 respectively, with a final balloon payment of $15,060 and $14,716, respectively, to be repaid on the last repayment date.
Interest rate	LIBOR plus (i)plus 250 bps for the period prior to the delivery date in respect of the vessel being financed, and (ii) thereafter 275 bps
Outstanding Amount	49,209
Eurobank Ergasias S.A. $52.0 million [Member]
Debt Instrument [Line Items]
Debt Instrument Face Amount	52,000
Debt Instrument Issuance Date	Dec. 06, 2010
Debt Instrument Face Amount Drawn	46,200
Number Of Tranches	2
Amount Per Tranche	23,100
Vessels Partially Financed	two LR1 product tankers
Repayment Start Date	three months after delivery of respective vessel
Repayment Terms	32 equal quarterly installments of $306 each with a final balloon payment of $13,308, to be repaid on the last repayment date
Interest rate	LIBOR plus 300 bps
Outstanding Amount	45,894
ABN AMRO Bank N.V. [Member]
Debt Instrument [Line Items]
Debt Instrument Face Amount	55,100
Debt Instrument Issuance Date	Jul. 08, 2011
Debt Instrument Face Amount Drawn	54,750
Number Of Tranches	2
Amount Per Tranche	27,550
Vessels Partially Financed	two MR2 product tankers
Repayment Start Date	October 2011
Repayment Terms	12 quarterly installments of $745 each and 12 quarterly installments of $571 each with a final balloon payment of $11,576 to be repaid on the last repayment date
Interest rate	LIBOR plus 325 bps
Outstanding Amount	47,298
Outstanding Amount Per Tranche	23,649
DVB Bnak S.E. [Member]
Debt Instrument [Line Items]
Debt Instrument Face Amount	51,000
Debt Instrument Issuance Date	Dec. 07, 2011
Number Of Tranches	2
Amount Per Tranche	25,500
Vessels Partially Financed	two LR1 product tankers
Repayment Start Date	three months after the delivery of the respective vessel
Repayment Terms	28 quarterly installments of $400 each with a final balloon payment of $14,300 to be repaid on the last repayement date
Interest rate	LIBOR plus 270 bps
Amount Remaining to be drawn	51,000
Norddeutsche Landesbank Girozentrale [Member]
Debt Instrument [Line Items]
Debt Instrument Face Amount	28,125
Debt Instrument Issuance Date	Dec. 29, 2011
Vessels Partially Financed	one MR2 product tanker
Repayment Start Date	three months after the delivery of the vessels
Repayment Terms	32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date
Interest rate	LIBOR plus: (a) up to but not including the Drawdown Date of, 175bps per annum; (b) thereafter until, but not including, the tenth Repayment Date, 250 bps per annum; and (c) thereafter 300 bps per annum
Outstanding Amount	24,971
Amount Remaining to be drawn	3,154
DVB Bank SE and Credit Agricole Corporate and Investment Bank [Member]
Debt Instrument [Line Items]
Debt Instrument Face Amount	56,250
Debt Instrument Issuance Date	Dec. 29, 2011
Number Of Tranches	2
Amount Per Tranche	28,125
Vessels Partially Financed	two MR2 product tanker
Repayment Start Date	three months after the delivery of the vessels
Repayment Terms	32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date
Interest rate	of LIBOR plus: (a) up to but not including the Drawdown Date of, 175 bps per annum; (b) thereafter until, but not including, the tenth Repayment Date, 250 bps per annum; and (c) thereafter 300 bps per annum
Outstanding Amount	49,943
Amount Remaining to be drawn	6,307
Navios Holdings Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument Face Amount	40,000
Debt Instrument Issuance Date	Sep. 07, 2010
Interest rate	LIBOR plus 300 bps
Outstanding Amount	35,000
Amount Remaining to be drawn	5,000
Navios Holdings Facility Extended Maturity	December 2014
Second Amendment Date Loan With Related Party	Oct. 21, 2010
Amendment Date Loan With Related Party	Nov. 08, 2011
Arrangement Fee Related Party	$ 400